Nuveen Intermediate Duration Quality
Municipal Term Fund
Portfolio of Investments August 31, 2022
(Unaudited)
NIQ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 127.1%  (100.0% of Total Investments)
X 211,841,439 MUNICIPAL BONDS - 122.8% (96.6% of Total Investments)
X 211,841,439
Alabama - 0.8% (0.6% of Total Investments)
$ 1,000 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series
2016A, 5.000%, 9/01/34
No Opt. Call A2 $ 1,068,070
248 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R 226,786
1,248 Total Alabama 1,294,856
Alaska - 0.3% (0.3% of Total Investments)
500 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 5.000%, 6/01/30
No Opt. Call A 547,445
Arizona - 2.3% (1.8% of Total Investments)
Arizona Health Facilities Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2013D:
965 5.000%, 2/01/24 2/23 at 100.00 AA- 975,239
1,065 5.000%, 2/01/26 2/23 at 100.00 AA- 1,073,839
775 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45
7/31 at 100.00 AAA 847,897
1,000 Tempe, Arizona, Water and Sewer Revenue Bonds, Series 2021, 5.000%,
7/01/41
7/31 at 100.00 AA+ 1,113,490
3,805 Total Arizona 4,010,465
California - 8.9% (7.0% of Total Investments)
55 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ 51,723
500 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/36
11/27 at 100.00 A1 536,675
2,170 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 BBB- 2,211,838
370 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authority Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 BBB 365,960
1,930 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 BB 1,976,281
3,335 Eastern Municipal Water District Financing Authority, California, Water and
Wastewater Revenue Bonds, Series 2017D, 5.250%, 7/01/42
7/27 at 100.00 AA+ 3,650,724
205 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds,  Rancho Vallecitos Mobile Home Park, Series 2013,
4.500%, 4/15/23
No Opt. Call A- 206,330
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2021B:
300 5.000%, 7/01/28 No Opt. Call Aa2 342,264
700 5.000%, 7/01/29 No Opt. Call Aa2 811,391
1,765 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Senior Series 2013A, 5.000%, 9/01/22
No Opt. Call N/R 1,765,000

Nuveen Intermediate Duration Quality Municipal Term Fund
(continued)
Portfolio of Investments
August 31, 2022

NIQ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 185 Riverside County Redevelopment Agency, California, Tax Allocation
Housing Bonds, Series 2011A, 8.000%, 10/01/26, (ETM)
No Opt. Call A (4) $ 205,550
1,500 San Diego Association of Governments, California, South Bay Expressway
Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/36
7/27 at 100.00 A 1,618,290
1,400 San Joaquin County Transportation Authority, California, Sales Tax
Revenue, Limited Tax Measure K Series 2017, 5.000%, 3/01/32
3/27 at 100.00 AA 1,525,454
14,415 Total California 15,267,480
Colorado - 12.3% (9.6% of Total Investments)
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
1,000 5.000%, 8/01/31 8/29 at 100.00 BBB+ 1,068,520
2,000 5.000%, 8/01/32 8/29 at 100.00 N/R 2,130,820
5,000 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2017A-2, 5.000%, 11/15/47
11/27 at 100.00 AA+ 5,401,550
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Tender Option Bond Trust 2016-XF2354:
100 16.509%, 3/01/25, 144A, (IF) (5) No Opt. Call AA 130,680
300 16.509%, 3/01/26, 144A, (IF) (5) No Opt. Call AA 425,283
430 16.476%, 3/01/27, 144A, (IF) (5) No Opt. Call AA 654,757
725 16.509%, 3/01/28, 144A, (IF) (5) No Opt. Call AA 1,164,024
200 16.509%, 3/01/29, 144A, (IF) (5) No Opt. Call AA 336,578
1,870 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/30
12/26 at 100.00 Baa2 1,957,778
1,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call AA- 1,220,230
2,280 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2019B, 5.000%, 6/01/44
6/29 at 100.00 N/R 2,470,106
4,000 University of Northern Colorado at Greeley, Institutional Enterprise System
Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/46
6/26 at 100.00 Aa2 4,189,640
18,905 Total Colorado 21,149,966
District of Columbia - 3.7% (2.9% of Total Investments)
4,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53
- AGM Insured
10/29 at 100.00 AA 3,584,320
1,900 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47
10/29 at 100.00 A- 1,971,839
720 Washington Metropolitan Area Transit Authority, Dedicated Revenue
Bonds, Green Series 2021A, 5.000%, 7/15/41
7/31 at 100.00 AA 794,513
6,620 Total District of Columbia 6,350,672
Florida - 5.6% (4.4% of Total Investments)
150 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/23
No Opt. Call BBB 152,956
250 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Phase 1 Project, Series 2013A, 5.500%, 11/01/23
No Opt. Call N/R 252,848
825 Broward County, Florida, Half-Cent Sales Tax Revenue Bonds, Refunding
Series 2020, 4.000%, 10/01/40
10/30 at 100.00 AA+ 813,780

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,270 Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale
Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/23 - AGM
Insured, (AMT), (ETM)
No Opt. Call AA $ 1,288,771
1,740 Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series
2017, 5.000%, 10/01/33
10/27 at 100.00 A+ 1,889,292
280 Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding
Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29
10/22 at 100.00 Baa3 280,375
545 Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series
2021D, 5.000%, 7/01/31
No Opt. Call A+ 634,805
350 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23
No Opt. Call BBB- 352,156
1,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series
2015A, 5.000%, 10/01/23
No Opt. Call BBB+ 1,021,790
500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/37
10/27 at 100.00 Aa3 540,690
1,400 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Jupiter Medical Center, Series 2013A, 5.000%, 11/01/22
No Opt. Call BBB+ 1,405,110
510 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A- 548,362
305 Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%,
3/01/24, 144A
No Opt. Call BBB+ 314,891
190 Verandah West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23
No Opt. Call N/R 190,405
9,315 Total Florida 9,686,231
Georgia - 4.9% (3.8% of Total Investments)
1,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.500%, 2/15/42
2/27 at 100.00 AA 1,071,030
1,000 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB- 858,970
2,800 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.250%, 7/01/52 7/32 at 100.00 N/R 3,110,100
1,465 Municipal Electric Authority of Georgia, General Resolution Projects
Subordinated Bonds, Series 20188HH, 5.000%, 1/01/44
1/28 at 100.00 A1 1,531,306
1,770 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2022A, 5.000%, 7/01/52 - AGM Insured
7/32 at 100.00 N/R 1,860,659
8,035 Total Georgia 8,432,065
Hawaii - 1.9% (1.5% of Total Investments)
3,000 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37
1/28 at 100.00 Aa2 3,262,770
Illinois - 11.1% (8.7% of Total Investments)
500 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A,
5.000%, 11/15/32
11/30 at 100.00 A+ 557,120
2,500 Cook County, Illinois, General Obligation Bonds, Tender Option Bond
Trust 2015-XF1007, 12.995%, 11/15/25, 144A, (IF) (5)
11/22 at 100.00 A+ 2,554,925
4,000 Illinois Municipal Electric Agency, Power Supply System Revenue Bonds,
Refunding Series 2015A, 5.000%, 2/01/27
8/25 at 100.00 A1 4,242,640

Nuveen Intermediate Duration Quality Municipal Term Fund
(continued)
Portfolio of Investments
August 31, 2022

NIQ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,500 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call BBB $ 2,676,225
5,000 Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23 No Opt. Call BBB 5,080,350
290 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties
Community College District 536, Illinois, General Obligation Bonds,
Lewis & Clark Community College, Refunding Series 2017A, 5.000%,
11/01/33 - AGM Insured
11/26 at 100.00 AA 314,574
665 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 BBB+ 583,591
1,000 Southwestern Illinois Development Authority, Local Government Revenue
Bonds, Edwardsville Community Unit School District 7 Project, Series
2007, 0.000%, 12/01/22 - AGM Insured
No Opt. Call AA 992,780
2,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015, 5.000%, 3/01/33
3/25 at 100.00 A 2,081,260
18,455 Total Illinois 19,083,465
Indiana - 1.5% (1.1% of Total Investments)
930 Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st
Century Charter School Project, Series 2013A, 6.000%, 3/01/33
3/23 at 100.00 B+ 918,617
1,500 Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project,
Refunding Series 2015A, 5.000%, 2/01/25
No Opt. Call AA+ 1,587,960
2,430 Total Indiana 2,506,577
Kentucky - 4.9% (3.9% of Total Investments)
2,000 Kentucky Bond Development Corporation, Kentucky, Industrial Building
Revenue Bonds, Kentucky Communications Network Authority, Series
2019, 5.000%, 9/01/49 - BAM Insured
3/30 at 100.00 N/R 2,130,760
1,000 Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A, 5.000%,
9/01/43
9/28 at 100.00 A2 1,078,400
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
925 4.250%, 7/01/35 7/25 at 100.00 BBB+ 927,932
1,400 5.000%, 1/01/45 7/25 at 100.00 BBB+ 1,424,878
3,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Capital Appreciation First Tier
Series 2013B, 0.000%, 7/01/23
No Opt. Call Baa2 2,925,270
8,325 Total Kentucky 8,487,240
Louisiana - 0.9% (0.7% of Total Investments)
530 New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds,
Parking Facilities Corporation Consolidated Garage System, Series
2018A, 5.000%, 10/01/43 - AGM Insured
10/28 at 100.00 AA 561,641
1,000 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/22
No Opt. Call A- 1,006,240
1,530 Total Louisiana 1,567,881
Maine - 2.9% (2.3% of Total Investments)
1,000 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2013,
5.000%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 BBB (4) 1,021,220

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine (continued)
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A:
$ 435 5.000%, 7/01/43 7/28 at 100.00 A+ $ 449,681
565 5.000%, 7/01/48 7/28 at 100.00 A+ 581,272
Maine Turnpike Authority, Special Obligation Bonds, Series
2014:
620 5.000%, 7/01/25 7/24 at 100.00 A+ 647,441
340 5.000%, 7/01/27 7/24 at 100.00 A+ 354,552
1,850 5.000%, 7/01/29 7/24 at 100.00 A+ 1,929,180
4,810 Total Maine 4,983,346
Maryland - 0.3% (0.3% of Total Investments)
615 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/34
9/27 at 100.00 CCC 597,233
Massachusetts - 0.2% (0.2% of Total Investments)
420 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2012C, 5.000%, 7/01/29
10/22 at 100.00 BBB 420,706
Michigan - 9.7% (7.6% of Total Investments)
1,000 Detroit City School District, Wayne County, Michigan, General Obligation
Bonds, Tender Option Bond Trust 3308, 16.966%, 5/01/30 - AGM
Insured, 144A, (IF) (5)
No Opt. Call Aa1 1,841,550
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - FGIC Insured
10/22 at 100.00 A+ 5,011
5 Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien
Series 2003B, 5.000%, 7/01/34 - NPFG Insured
10/22 at 100.00 A+ 5,011
190 Flint Hospital Building Authority, Michigan, Building Authority Revenue
Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23
No Opt. Call BBB- 192,599
2,355 Kalamazoo County, Michigan, General Obligation Bonds, Limitied Tax
Series 2022, 4.000%, 5/01/45
5/31 at 100.00 N/R 2,341,412
2,325 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%,
11/01/36
11/30 at 100.00 AA 2,362,804
3,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/23 -
AGM Insured
No Opt. Call AA 3,063,390
1,210 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 BBB- 1,236,983
1,500 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 5.000%, 4/15/36
10/29 at 100.00 Aa2 1,660,935
4,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 4.000%, 11/15/37
11/31 at 100.00 N/R 4,048,960
15,590 Total Michigan 16,758,655

Nuveen Intermediate Duration Quality Municipal Term Fund
(continued)
Portfolio of Investments
August 31, 2022

NIQ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota - 1.1% (0.9% of Total Investments)
$ 2,000 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A, 4.250%, 2/15/43
2/28 at 100.00 A- $ 1,921,280
Missouri - 1.8% (1.4% of Total Investments)
3,000 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/23
No Opt. Call A 3,024,840
Montana - 1.4% (1.1% of Total Investments)
Montana Facility Finance Authority, Healthcare Facility
Revenue Bonds, Kalispell Regional Medical Center, Series
2018B:
985 5.000%, 7/01/28 No Opt. Call BBB 1,064,637
1,270 5.000%, 7/01/29 7/28 at 100.00 BBB 1,364,437
2,255 Total Montana 2,429,074
Nevada - 2.5% (2.0% of Total Investments)
515 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/47
9/27 at 100.00 A- 528,199
1,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 Aa3 1,087,810
Las Vegas Redevelopment Agency, Nevada, Tax Increment
Revenue Bonds, Refunding Series 2016:
1,295 5.000%, 6/15/26 No Opt. Call BBB+ 1,372,506
1,210 5.000%, 6/15/27 6/26 at 100.00 BBB+ 1,281,523
4,020 Total Nevada 4,270,038
New Jersey - 2.4% (1.9% of Total Investments)
620 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23,
(AMT)
No Opt. Call A2 625,252
1,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond Trust
2016-XF2340, 5.079%, 9/01/25, 144A, (IF) (5)
3/25 at 100.00 Baa1 1,005,400
1,000 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
10/22 at 101.00 Ba3 1,011,090
1,225 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 Baa1 1,108,637
450 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 453,537
4,295 Total New Jersey 4,203,916
New York - 10.9% (8.6% of Total Investments)
495 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.000%, 7/01/29
7/25 at 100.00 BBB 503,390
750 Buffalo Sewer Authority, New York, Sewer System Environmental Impact
Revenue Bonds, Green Series 2021, 4.000%, 6/15/51
6/28 at 100.00 A+ 716,183
500 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2021A, 5.000%, 10/01/33 - AGM
Insured
10/29 at 100.00 AA 561,040
435 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 499,337

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,545 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A $ 3,818,461
1,390 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 A3 1,420,163
750 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 5.000%,
11/15/30
No Opt. Call A3 818,370
880 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 5.000%, 1/01/27 - AGM Insured
No Opt. Call AA 948,006
1,000 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/42
8/30 at 100.00 AA 1,076,900
2,000 New York Convention Center Development Corporation, New York,
Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015,
5.000%, 11/15/25
No Opt. Call A2 2,134,520
1,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50
5/30 at 100.00 AA 937,200
1,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 5.000%,
6/01/30
No Opt. Call N/R 1,644,150
560 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25
No Opt. Call A1 601,989
1,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 2.000%, 5/15/45, (Mandatory Put
5/15/26)
No Opt. Call AA+ 968,830
2,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/52
11/32 at 100.00 N/R 2,212,360
17,805 Total New York 18,860,899
North Dakota - 0.7% (0.6% of Total Investments)
1,250 Cass County, North Dakota, Health Care Facilities Revenue Bonds,
Essential Health Obligated Group, Series 2018B, 4.250%, 2/15/43
2/28 at 100.00 A- 1,200,800
Ohio - 3.4% (2.7% of Total Investments)
620 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 555,712
4,335 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 4,128,957
3,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (6)
No Opt. Call N/R 3,750
1,150 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/27
- AGM Insured, (AMT)
6/25 at 100.00 AA 1,211,054
9,105 Total Ohio 5,899,473

Nuveen Intermediate Duration Quality Municipal Term Fund
(continued)
Portfolio of Investments
August 31, 2022

NIQ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 0.3% (0.2% of Total Investments)
$ 500 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 Baa3 $ 474,495
Oregon - 1.2% (1.0% of Total Investments)
2,000 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2017-24B, 5.000%, 7/01/36, (AMT)
1/27 at 100.00 A+ 2,086,540
Pennsylvania - 2.1% (1.6% of Total Investments)
520 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University Project, Series 2013, 4.000%, 5/01/23
No Opt. Call BBB+ 522,902
1,700 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 6/30/28, (AMT)
6/26 at 100.00 BBB 1,786,411
1,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/43
12/30 at 100.00 A 966,130
285 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%,
9/01/34 - AGM Insured
9/29 at 100.00 AA 296,431
3,505 Total Pennsylvania 3,571,874
Puerto Rico - 1.6% (1.3% of Total Investments)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
660 4.500%, 7/01/34 7/25 at 100.00 N/R 665,194
2,175 4.550%, 7/01/40 7/28 at 100.00 N/R 2,174,978
2,835 Total Puerto Rico 2,840,172
South Carolina - 2.6% (2.1% of Total Investments)
1,000 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Refunding Series 2021A, 4.000%, 1/01/25
No Opt. Call A- 1,030,050
1,500 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Refunding Series 2021D, 4.000%, 1/01/31
No Opt. Call N/R 1,562,655
1,758 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 5.000%, 12/01/31
No Opt. Call N/R 1,950,730
4,258 Total South Carolina 4,543,435
Tennessee - 10.2% (8.0% of Total Investments)
Greeneville Health and Educational Facilities Board,
Tennessee, Hospital Revenue Bonds, Ballad Health, Series
2018A:
1,000 5.000%, 7/01/36 7/28 at 100.00 A 1,064,710
1,605 5.000%, 7/01/37 7/28 at 100.00 A 1,704,911
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A:
2,180 5.000%, 4/01/35 10/28 at 100.00 N/R 2,292,837
110 5.000%, 4/01/35, (Pre-refunded 10/01/28) 10/28 at 100.00 N/R (4) 124,367
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Covenant
Health, Refunding Series 2012A:
1,440 5.000%, 1/01/25 1/23 at 100.00 A+ 1,449,475
2,170 5.000%, 1/01/26 1/23 at 100.00 A+ 2,184,149
2,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Refunding & Improvement Series 2021, 4.000%, 5/01/46
5/31 at 100.00 N/R 1,810,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 450 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 AA $ 486,337
1,400 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB 1,507,058
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006C:
1,490 5.000%, 2/01/24 No Opt. Call A 1,519,487
1,365 5.000%, 2/01/25 No Opt. Call A 1,406,169
1,870 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 5.000%, 6/01/42
6/32 at 100.00 N/R 2,086,396
17,080 Total Tennessee 17,636,296
Texas - 5.3% (4.1% of Total Investments)
1,225 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2020, 5.000%, 2/15/45
2/29 at 100.00 Aa1 1,317,916
1,070 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Subordinate Lien Series 2020G, 4.000%, 1/01/45
1/30 at 100.00 BBB+ 967,216
2,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995,
4.875%, 5/01/25, (AMT)
10/22 at 100.00 BB 1,992,220
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Second Lien Series 2014C:
1,660 5.000%, 11/15/23 No Opt. Call Baa1 1,696,089
960 5.000%, 11/15/25 11/24 at 100.00 Baa1 1,000,819
1,005 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 Baa2 534,117
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott &
White Healthcare Project, Tender Option Bond Trust
2016-XG0058:
155 15.762%, 8/15/24, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 AA- (4) 174,336
200 15.895%, 8/15/26, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 AA- (4) 225,192
175 15.736%, 8/15/27, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 AA- (4) 196,788
915 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A2 972,297
9,365 Total Texas 9,076,990
Utah - 0.6% (0.5% of Total Investments)
435 Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing
Program, Series 2017A, 5.000%, 3/01/35
3/27 at 100.00 AA 469,809
600 Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing
Program, Series 2017C, 5.000%, 3/01/34
3/27 at 100.00 AA+ 648,798
1,035 Total Utah 1,118,607

Nuveen Intermediate Duration Quality Municipal Term Fund
(continued)
Portfolio of Investments
August 31, 2022

NIQ
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands - 0.1% (0.0% of Total Investments)
$ 100 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 4.000%, 10/01/22 - AGM Insured
No Opt. Call AA $ 100,064
Virginia - 0.8% (0.6% of Total Investments)
1,340 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 - AGM Insured
7/26 at 100.00 AA 1,402,859
Washington - 1.4% (1.1% of Total Investments)
700 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015A, 5.000%, 4/01/27
10/24 at 100.00 AA- 736,449
210 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%,
7/01/34
7/31 at 100.00 Baa1 211,422
1,550 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/43
7/31 at 100.00 Baa3 1,411,104
2,460 Total Washington 2,358,975
Wisconsin - 0.2% (0.2% of Total Investments)
University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
100 15.680%, 4/01/23, 144A, (IF) (5) No Opt. Call AA- 107,538
185 15.427%, 4/01/24, 144A, (IF) (5) 4/23 at 100.00 AA- 198,683
100 15.680%, 4/01/25, 144A, (IF) (5) 4/23 at 100.00 AA- 107,538
385 Total Wisconsin 413,759
$ 206,611 Total Municipal Bonds (cost $217,277,383) 211,841,439
Shares Description (1) Value
X 7,421,647 COMMON STOCKS - 4.3% (3.4% of Total Investments)
X 7,421,647
Independent Power and Renewable Electricity Producers - 4.3% (3.4% of Total Investments)
97,015 Energy Harbor Corp (7),(8),(9) $ 7,421,647
Total Common Stocks (cost $2,765,568) 7,421,647
Total Long-Term Investments (cost $220,042,951) 219,263,086
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (31.9)%(10) (54,977,737)
Other Assets Less Liabilities -  4.8% 8,186,023
Net Assets Applicable to Common Shares - 100% $ 172,471,372

spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 211,841,439 $ – $ 211,841,439
Common Stocks – 7,421,647 – 7,421,647
Total
$ – $ 219,263,086 $ – $ 219,263,086
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlement during February 2020 for Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 25.1%
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.